Write-down and Loss on Sales of Vessels Schedule of Impairment and Loss on Sale of Vessels, Equipment and Other Operating Assets (Detail) $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2021 USD ($) vessel	Sep. 30, 2020 USD ($) vessel	Mar. 31, 2020 vessel	Sep. 30, 2021 USD ($) vessel	Sep. 30, 2020 USD ($) vessel
Long Lived Assets Held-for-sale [Line Items]
(Write-down) and gain (loss) on sale of assets (note 13)	$ (697)	$ (66,273)		$ (88,098)	$ (171,548)
Teekay LNG | Liquefied Gas Segment | LNG Carriers [Member]
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges				0	$ (45,000)
Number Of Vessels Impaired | vessel			6		6
Number Of Vessels | vessel			7
Teekay Tankers | Conventional Tankers | Aframax Tanker [Member]
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges				$ (5,152)	$ 0
Number of Vessels Sold | vessel	1
Number Of Vessels Impaired | vessel	1	5		2	5
Gain (Loss) on Disposition of Assets	$ (216)	$ 0
Teekay Tankers | Conventional Tankers | Suezmax Tankers [Member]
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges				$ (62,937)	$ 0
Number Of Vessels Impaired | vessel				3	3
Gain (Loss) on Disposition of Assets				$ 0	$ (2,627)
Teekay Tankers | Conventional Tankers | LR2 Tanker
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges				$ (18,381)	0
Number Of Vessels Impaired | vessel				3
Teekay Tankers | Conventional Tankers | Aframax Tankers
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges	(913)	(43,526)		$ (913)	(43,526)
Teekay Parent | Offshore Production | FPSO
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges	0	$ (12,200)		0	$ (72,285)
Number Of Vessels Impaired | vessel		1			2
Ship To Ship Transfer Business [Member] | Teekay Tankers | Conventional Tankers
Long Lived Assets Held-for-sale [Line Items]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down				0	$ (3,081)
Operating Right Of Use Asset [Member] | Teekay Tankers | Conventional Tankers
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges	0	$ (1,447)		(715)	(2,091)
Operating Right Of Use Asset [Member] | Teekay Parent | Other Segments
Long Lived Assets Held-for-sale [Line Items]
Asset Impairment Charges	$ 0	$ (9,100)		$ 0	$ (9,100)